Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Opportunity Series
September 30, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 98.99%
Basic Materials — 7.59%
Balchem	2,303	$ 334,096
Boise Cascade	9,789	528,410
Huntsman	39,949	1,182,091
Kaiser Aluminum	8,626	939,889
Minerals Technologies	13,560	947,030
Neenah	9,863	459,715
Reliance Steel & Aluminum	8,079	1,150,611
Westrock	12,029	599,405
Worthington Industries	14,623	770,632
		6,911,879
Business Services — 4.18%
ABM Industries	12,073	543,406
Aramark	23,693	778,552
ASGN †	8,385	948,679
Casella Waste Systems Class A †	4,831	366,866
US Ecology †	8,435	272,872
WillScot Mobile Mini Holdings †	28,130	892,284
		3,802,659
Capital Goods — 11.85%
Ameresco Class A †	6,675	390,020
Barnes Group	5,088	212,322
BWX Technologies	10,123	545,225
Carlisle	2,009	399,369
Columbus McKinnon	3,178	153,656
ESCO Technologies	4,016	309,232
Federal Signal	9,037	349,009
Gates Industrial †	19,411	315,817
Generac Holdings †	942	384,967
Graco	7,531	526,944
Jacobs Engineering Group	6,777	898,156
Kadant	1,954	398,812
KBR	12,363	487,102
Lincoln Electric Holdings	4,651	599,002
MasTec †	6,013	518,802
Oshkosh	6,472	662,539
Quanta Services	12,427	1,414,441
Tetra Tech	3,082	460,266
WESCO International †	3,471	400,276
Woodward	2,997	339,260
Zurn Water Solutions	15,906	1,022,597
		10,787,814
Consumer Discretionary — 5.99%
American Eagle Outfitters	29,965	773,097
BJ's Wholesale Club Holdings †	8,422	462,536
Dick's Sporting Goods	9,851	1,179,854
Five Below †	5,609	991,727
Malibu Boats Class A †	12,680	887,347
Sonic Automotive Class A	3,468	182,209
	Number of shares	Value (US $)
Common Stock (continued)
Consumer Discretionary (continued)
Steven Madden	24,354	$ 978,057
		5,454,827
Consumer Services — 3.50%
Allegiant Travel †	3,592	702,164
Brinker International †	10,045	492,707
Chuy's Holdings †	8,664	273,176
Jack in the Box	5,999	583,883
Texas Roadhouse	6,248	570,630
Wendy's	25,918	561,902
		3,184,462
Consumer Staples — 2.98%
Casey's General Stores	4,961	934,900
Helen of Troy †	1,887	423,971
J & J Snack Foods	5,108	780,605
YETI Holdings †	6,666	571,210
		2,710,686
Credit Cyclicals — 2.58%
BorgWarner	14,627	632,033
KB Home	9,508	370,051
La-Z-Boy	9,660	311,342
Taylor Morrison Home †	13,390	345,194
Toll Brothers	12,494	690,793
		2,349,413
Energy — 3.13%
Diamondback Energy	23,224	2,198,616
Patterson-UTI Energy	7,199	64,791
PDC Energy	12,300	582,897
		2,846,304
Financial Services — 15.02%
Axis Capital Holdings	13,476	620,435
Comerica	9,020	726,110
East West Bancorp	15,822	1,226,838
Essent Group	15,959	702,356
First Horizon	34,581	563,324
Hamilton Lane Class A	4,040	342,673
Independent Bank Group	6,994	496,854
Kemper	8,759	585,014
NMI Holdings Class A †	19,341	437,300
Primerica	4,947	760,008
Reinsurance Group of America	5,586	621,498
Selective Insurance Group	8,155	615,947
SouthState	8,710	650,376
Sterling Bancorp	26,998	673,870
Stifel Financial	14,195	964,692
Umpqua Holdings	40,359	817,270
Valley National Bancorp	46,727	621,936
Webster Financial	16,864	918,413
Western Alliance Bancorp	7,284	792,645
NQ-FL4 [9/21] 11/21 (1918253)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Opportunity Series
	Number of shares	Value (US $)
Common Stock (continued)
Financial Services (continued)
WSFS Financial	10,484	$ 537,934
		13,675,493
Healthcare — 14.95%
Agios Pharmaceuticals †	10,004	461,685
Amicus Therapeutics †	41,075	392,266
Biohaven Pharmaceutical Holding †	4,793	665,796
Bio-Techne	2,093	1,014,205
Blueprint Medicines †	8,446	868,333
Catalent †	9,052	1,204,550
Encompass Health	10,592	794,824
Exact Sciences †	2,726	260,197
Halozyme Therapeutics †	16,078	654,053
ICON †	3,355	879,077
Insmed †	14,944	411,558
Inspire Medical Systems †	2,579	600,597
Ligand Pharmaceuticals †	5,540	771,833
Natera †	7,365	820,755
NeoGenomics †	9,018	435,028
Neurocrine Biosciences †	7,979	765,266
Quidel †	3,214	453,656
Repligen †	3,697	1,068,396
Supernus Pharmaceuticals †	14,593	389,195
Ultragenyx Pharmaceutical †	7,832	706,368
		13,617,638
Media — 1.30%
Cinemark Holdings †	18,864	362,377
Interpublic Group of Companies	22,388	820,968
		1,183,345
Real Estate Investment Trusts — 6.51%
American Assets Trust	6,772	253,408
Brixmor Property Group	29,730	657,330
Camden Property Trust	6,159	908,268
Cousins Properties	19,616	731,481
DiamondRock Hospitality †	31,298	295,766
First Industrial Realty Trust	11,279	587,410
Kite Realty Group Trust	19,604	399,138
Lexington Realty Trust	35,094	447,449
Life Storage	6,161	706,913
Pebblebrook Hotel Trust	19,108	428,210
Physicians Realty Trust	29,271	515,755
		5,931,128
Technology — 15.28%
Blackline †	2,505	295,740
Box Class A †	9,978	236,179
Brooks Automation	6,365	651,458
Bumble Class A †	74	3,699
Chegg †	6,395	434,988
	Number of shares	Value (US $)
Common Stock (continued)
Technology (continued)
ExlService Holdings †	10,074	$ 1,240,311
Guidewire Software †	3,981	473,221
Ichor Holdings †	4,577	188,069
II-VI †	11,624	690,001
J2 Global †	6,243	852,919
LendingTree †	2,316	323,846
MACOM Technology Solutions Holdings †	9,469	614,254
MaxLinear †	16,292	802,381
Medallia †	13,693	463,782
NETGEAR †	9,046	288,658
ON Semiconductor †	10,093	461,957
Paycom Software †	513	254,320
PTC †	8,866	1,062,058
Rapid7 †	6,502	734,856
Semtech †	7,879	614,326
Silicon Laboratories †	1,759	246,541
Sprout Social Class A †	3,073	374,752
SS&C Technologies Holdings	5,655	392,457
Tyler Technologies †	403	184,836
Upwork †	4,142	186,514
Varonis Systems †	6,080	369,968
WNS Holdings ADR †	11,928	975,710
Yelp †	13,368	497,824
		13,915,625
Transportation — 1.79%
Knight-Swift Transportation Holdings	21,977	1,124,123
Werner Enterprises	11,495	508,884
		1,633,007
Utilities — 2.34%
Black Hills	7,872	494,047
NorthWestern	9,468	542,516
South Jersey Industries	23,518	499,993
Spire	9,652	590,509
		2,127,065
Total Common Stock (cost $67,239,938)		90,131,345

Short-Term Investments — 1.25%
Money Market Mutual Funds — 1.25%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	285,415	285,415
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	285,417	285,417

2    NQ-FL4 [9/21] 11/21 (1918253)

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	285,417	$ 285,417
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	285,416	285,416
Total Short-Term Investments (cost $1,141,665)		1,141,665

Total Value of Securities—100.24% (cost $68,381,603)		91,273,010
Liabilities Net of Receivables and Other Assets—(0.24%)		(219,620)
Net Assets Applicable to 4,698,957 Shares Outstanding—100.00%		$91,053,390
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
GS – Goldman Sachs
NQ-FL4 [9/21] 11/21 (1918253)    3